                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [ ]; Amendment Number:


  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SAGEPOINT FINANCIAL, INC.
         (formerly known as AIG Financial Advisors, Inc.)


Address: 2800 N. Central Ave

         Suite 2100

         Phoenix, AZ 85004



Form 13F File Number: 28-12857



The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph D. Neary

Title: Chief Compliance Officer

Phone: 212-551-5732



Signature, Place, and Date of Signing:


/s/ Joseph D. Neary                New York, New York        February 14, 2011
-------------------------------    ------------------        -----------------
(Signature)                        (City, State)             (Date)

Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    Form 13F File Number              Name

    28-219                            AMERICAN INTERNATIONAL GROUP, INC.